Note 4 - Leases	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
(4)	Leases

Lessee Accounting

The majority of leases in which the Company is the lessee are comprised of real estate property for branches and office space and are recorded as operating leases with terms extending beyond 2025. These leases are classified as operating leases at commencement. Right-of-use assets representing the right to use the underlying asset and lease liabilities representing the obligation to make future lease payments are recognized on the balance sheet. These assets and liabilities are estimated based on the present value of future lease payments discounted using the Company's incremental secured borrowing rates as of the commencement date of the lease. Certain lease agreements contain renewal options which are considered in the determination of the lease term if they are deemed reasonably certain to be exercised. The Company has elected not to recognize leases with an original term of less than 12 months on the balance sheet.

The following table represents lease assets and lease liabilities as of  December 31, 2020 and December 31, 2019 (in thousands).

Lease right-of-use assets	Classification	December 31, 2020	December 31, 2019
Operating lease right-of-use assets	Other Assets	$3,825	2,573

Lease liabilities	Classification	December 31, 2020	December 31, 2019
Operating lease liabilities	Other Liabilities	$3,947	2,614

The total lease cost related to operating leases and short term leases is recognized on a straight-line basis over the lease term. The components of the Bank's total least cost were as follows for the year ended  December 31, 2020 and 2019.

	In Thousands
	2020	2019
Operating lease cost	$535	372
Short-term lease cost	4	21
Net lease cost	$539	393

The weighted average remaining lease term and weighted average discount rate for operating leases at  December 31, 2020 and 2019 were as follows:

	2020	2019
Operating Leases
Weighted average remaining lease term (in years)	11.31	11.79
Weighted average discount rate	4.00%	4.00%

Cash flows related to operating leases during the year ended  December 31, 2020 and 2019 were as follows:

	In Thousands
	2020	2019
Operating cash flows related to operating leases	$426	360

Future undiscounted lease payments for operating leases with initial terms of more than 12 months at  December 31, 2020 and 2019 were as follows:

In Thousands
2020
2021	$494
2022	463
2023	471
2024	485
2025	490
Thereafter	2,521
Total undiscounted lease payments	4,924
Less: imputed interest	(977)
Net lease liabilities	$3,947